Cost of Sales - Disclosure of production costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Labour costs, including contractors	R 22,414	R 21,333	R 19,760
Consumables	10,461	10,101	9,982
Water and electricity	8,894	7,633	6,342
Insurance	318	293	551
Transportation	552	517	281
Change in inventory	50	(487)	(11)
Capitalisation of mine development costs	(2,429)	(2,315)	(2,349)
Stripping activities	(730)	(892)	(1,514)
Royalty expense - regulatory	1,910	1,277	652
Other	1,715	1,463	1,172
Production costs	R 43,155	R 38,923	R 34,866